Investment Portfolioas of May 31, 2026 (Unaudited)
DWS Equity Sector Strategy Fund
	Shares	Value ($)

Common Stocks 99.1%
Communication Services 11.6%
Entertainment 1.5%
Netflix, Inc.*	11,620	999,552
Walt Disney Co.	4,754	484,100
		1,483,652
Interactive Media & Services 10.0%
Alphabet, Inc. "A"	10,719	4,076,865
Alphabet, Inc. "C"	8,652	3,256,872
Meta Platforms, Inc. "A"	4,553	2,879,818
		10,213,555
Media 0.1%
Omnicom Group, Inc.	1,100	79,981
Consumer Discretionary 5.8%
Automobile Components 0.1%
Aptiv PLC*	868	58,972
Versigent PLC*	289	12,751
		71,723
Broadline Retail 3.9%
Amazon.com, Inc.*	14,668	3,969,747
Hotels, Restaurants & Leisure 0.8%
Booking Holdings, Inc.	2,230	373,369
Domino's Pizza, Inc.	300	93,174
Expedia Group, Inc.	400	90,316
McDonald's Corp.	1,120	312,704
		869,563
Specialty Retail 0.9%
Home Depot, Inc.	2,154	683,119
Lowe's Companies, Inc.	1,000	214,360
Tractor Supply Co.	1,500	47,295
		944,774
Textiles, Apparel & Luxury Goods 0.1%
Lululemon Athletica, Inc.*	400	52,472
NIKE, Inc. "B"	1,100	50,853
		103,325
Consumer Staples 1.5%
Beverages 0.7%
Coca-Cola Co.	4,234	334,528
Monster Beverage Corp.*	1,273	112,126
PepsiCo, Inc.	1,566	225,802
		672,456
Consumer Staples Distribution & Retail 0.2%
Walmart, Inc.	2,082	240,991

Household Products 0.6%
Kimberly-Clark Corp. (a)	650	63,440
Procter & Gamble Co.	3,632	521,410
		584,850
Energy 0.9%
Energy Equipment & Services 0.9%
Baker Hughes Co.	5,213	333,006
Halliburton Co.	4,828	187,568
SLB Ltd.	7,770	423,854
		944,428
Financials 16.0%
Banks 5.6%
Bank of America Corp.	19,665	1,014,714
Citigroup, Inc.	5,206	655,435
Citizens Financial Group, Inc.	1,550	96,503
Fifth Third Bancorp.	1,900	94,867
Huntington Bancshares, Inc.	3,900	63,804
JPMorgan Chase & Co.	6,048	1,810,227
KeyCorp.	3,800	81,054
M&T Bank Corp.	468	101,139
PNC Financial Services Group, Inc.	1,531	338,535
Regions Financial Corp. (a)	2,700	75,600
Truist Financial Corp.	5,375	259,129
U.S. Bancorp.	6,040	331,294
Wells Fargo & Co.	10,003	775,633
		5,697,934
Capital Markets 3.8%
Ameriprise Financial, Inc.	240	106,970
Bank of New York Mellon Corp.	1,550	216,116
Blackrock, Inc.	410	429,221
Blackstone, Inc.	1,685	197,094
Cboe Global Markets, Inc. (a)	200	66,712
Charles Schwab Corp.	4,600	401,810
CME Group, Inc.	450	123,093
FactSet Research Systems, Inc. (a)	200	49,094
Interactive Brokers Group, Inc. "A"	700	60,879
Intercontinental Exchange, Inc.	1,380	204,033
Invesco Ltd.	1,600	45,536
KKR & Co., Inc.	1,500	143,910
Moody's Corp.	150	67,988
Morgan Stanley	2,250	468,000
MSCI, Inc.	130	82,079
Nasdaq, Inc.	1,350	124,902
Northern Trust Corp.	550	90,997
Raymond James Financial, Inc.	350	50,194
S&P Global, Inc.	560	237,440
State Street Corp.	800	124,512
T. Rowe Price Group, Inc.	350	36,586
The Goldman Sachs Group, Inc.	480	492,269
		3,819,435
Consumer Finance 0.4%
American Express Co.	1,300	411,411

Financial Services 3.4%
Apollo Global Management, Inc. (a)	1,145	147,373
Berkshire Hathaway, Inc. "B"*	2,896	1,374,094
Global Payments, Inc.	839	63,353
Jack Henry & Associates, Inc.	180	24,538
Mastercard, Inc. "A"	1,430	706,391
PayPal Holdings, Inc.	2,483	111,114
Visa, Inc. "A"	3,265	1,065,566
		3,492,429
Insurance 2.8%
Aflac, Inc.	1,355	152,329
Allstate Corp.	756	155,804
American International Group, Inc.	1,832	135,989
Aon PLC "A"	661	208,916
Arch Capital Group Ltd.*	957	85,498
Arthur J. Gallagher & Co.	707	142,185
Assurant, Inc.	171	42,557
Brown & Brown, Inc.	655	36,844
Chubb Ltd.	1,017	317,030
Cincinnati Financial Corp.	465	73,200
Erie Indemnity Co. "A"	60	12,784
Everest Group Ltd. (a)	130	42,124
Globe Life, Inc.	264	40,455
Hartford Insurance Group, Inc.	927	117,850
Loews Corp.	460	47,633
Marsh & McLennan Companies, Inc.	1,600	255,952
MetLife, Inc.	1,786	147,684
Principal Financial Group, Inc.	707	73,259
Progressive Corp.	1,581	301,023
Prudential Financial, Inc.	1,377	138,581
Travelers Companies, Inc.	688	200,820
W.R. Berkley Corp.	882	56,042
Willis Towers Watson PLC	319	79,645
		2,864,204
Health Care 11.7%
Biotechnology 3.0%
AbbVie, Inc.	5,112	1,112,985
Amgen, Inc.	1,583	533,138
Biogen, Inc.*	332	65,072
Gilead Sciences, Inc.	3,854	518,093
Incyte Corp.*	601	58,141
Regeneron Pharmaceuticals, Inc.	424	260,667
Vertex Pharmaceuticals, Inc.*	1,032	461,861
		3,009,957
Health Care Equipment & Supplies 2.9%
Abbott Laboratories	6,572	562,563
Align Technology, Inc.*	337	58,958
Baxter International, Inc. (a)	1,546	29,034
Becton Dickinson & Co.	739	108,722
Boston Scientific Corp.*	6,009	290,295
Dexcom, Inc.*	1,640	120,933
Edwards Lifesciences Corp.*	2,142	185,219
GE HealthCare Technologies, Inc.	1,938	120,815
IDEXX Laboratories, Inc.*	207	116,651
Insulet Corp.*	220	31,887

Intuitive Surgical, Inc.*	866	367,738
Medtronic PLC	4,746	350,302
ResMed, Inc.	472	89,949
STERIS PLC	285	60,628
Stryker Corp.	1,347	410,956
The Cooper Companies, Inc.*	680	41,623
Zimmer Biomet Holdings, Inc.	519	42,729
		2,989,002
Health Care Providers & Services 0.9%
Cencora, Inc.	450	121,212
Labcorp Holdings, Inc.	400	104,024
Quest Diagnostics, Inc.	500	97,450
UnitedHealth Group, Inc.	1,679	638,541
		961,227
Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc.	850	115,201
Danaher Corp.	1,290	235,644
IQVIA Holdings, Inc.*	400	72,884
Thermo Fisher Scientific, Inc.	705	347,220
Waters Corp.*	167	64,056
		835,005
Pharmaceuticals 4.1%
Bristol-Myers Squibb Co.	4,029	230,378
Eli Lilly & Co.	1,588	1,754,740
Johnson & Johnson	4,852	1,093,301
Merck & Co., Inc.	5,919	702,704
Pfizer, Inc.	9,070	237,453
Viatris, Inc.	3,288	53,463
Zoetis, Inc.	1,024	79,554
		4,151,593
Industrials 7.1%
Aerospace & Defense 3.2%
Boeing Co.*	1,505	347,881
GE Aerospace	2,261	732,021
General Dynamics Corp.	705	244,508
Howmet Aerospace, Inc.	898	231,909
Huntington Ingalls Industries, Inc.	200	61,634
L3Harris Technologies, Inc.	739	232,918
Lockheed Martin Corp.	641	340,018
Northrop Grumman Corp.	497	280,149
RTX Corp.	3,194	573,834
Textron, Inc.	438	40,191
TransDigm Group, Inc.	125	157,290
		3,242,353
Building Products 0.2%
Johnson Controls International PLC	1,350	180,981
Commercial Services & Supplies 0.1%
Veralto Corp.	1,050	86,342
Electrical Equipment 1.6%
AMETEK, Inc.	1,077	243,240
Eaton Corp. PLC	1,671	669,403
Emerson Electric Co.	2,472	355,523
GE Vernova, Inc.	53	51,321

Generac Holdings, Inc.*	200	55,582
Hubbell, Inc.	260	123,139
Rockwell Automation, Inc.	383	172,756
		1,670,964
Ground Transportation 0.3%
Uber Technologies, Inc.*	3,200	225,280
Union Pacific Corp.	450	118,188
		343,468
Industrial Conglomerates 0.3%
Honeywell International, Inc.	1,454	345,848
Machinery 0.7%
Cummins, Inc.	320	206,922
Deere & Co.	100	54,218
Dover Corp.	250	52,840
Illinois Tool Works, Inc.	200	49,456
Ingersoll Rand, Inc.	600	42,984
Parker-Hannifin Corp.	235	198,488
Pentair PLC	654	46,329
Xylem, Inc.	840	92,014
		743,251
Professional Services 0.5%
Automatic Data Processing, Inc.	1,150	255,116
Jacobs Solutions, Inc.	600	71,916
Paychex, Inc.	1,000	96,980
Verisk Analytics, Inc.	300	52,497
		476,509
Trading Companies & Distributors 0.2%
United Rentals, Inc.	147	146,363
Information Technology 39.4%
Communications Equipment 1.7%
Arista Networks, Inc.*	3,575	570,105
Cisco Systems, Inc.	8,181	985,156
F5, Inc.*	150	57,518
Motorola Solutions, Inc.	437	176,233
		1,789,012
Electronic Equipment, Instruments & Components 1.1%
Amphenol Corp. "A"	2,800	416,528
Corning, Inc.	1,600	289,856
Jabil, Inc.	300	109,368
Keysight Technologies, Inc.*	400	135,332
TE Connectivity PLC	650	138,716
Zebra Technologies Corp. "A"*	150	36,545
		1,126,345
IT Services 1.3%
Accenture PLC "A"	1,925	360,110
Cognizant Technology Solutions Corp. "A"	1,911	106,548
EPAM Systems, Inc.*	461	47,234
International Business Machines Corp.	2,537	755,519
VeriSign, Inc.	180	51,368
		1,320,779
Semiconductors & Semiconductor Equipment 18.8%
Advanced Micro Devices, Inc.*	3,558	1,836,284
Applied Materials, Inc.	2,277	1,024,786

Broadcom, Inc.	8,545	3,817,650
First Solar, Inc.*	200	61,358
KLA Corp.	339	651,460
Lam Research Corp.	3,440	1,094,539
Micron Technology, Inc.	2,350	2,281,850
Monolithic Power Systems, Inc.	120	187,945
NVIDIA Corp.	36,410	7,687,607
NXP Semiconductors NV	500	160,675
Qnity Electronics, Inc.	600	93,600
QUALCOMM, Inc.	741	186,006
Teradyne, Inc.	300	112,293
		19,196,053
Software 7.9%
Adobe, Inc.*	1,106	286,686
Autodesk, Inc.*	740	171,169
Cadence Design Systems, Inc.*	150	56,240
Crowdstrike Holdings, Inc. "A"*	150	109,650
Fortinet, Inc.*	1,200	165,564
Microsoft Corp.	13,373	6,021,060
Oracle Corp.	435	98,214
Palo Alto Networks, Inc.*	600	169,014
Roper Technologies, Inc.	229	74,546
Salesforce, Inc.	2,959	565,465
ServiceNow, Inc.*	2,140	266,152
Synopsys, Inc.*	120	57,074
		8,040,834
Technology Hardware, Storage & Peripherals 8.6%
Apple, Inc.	21,219	6,621,601
Dell Technologies, Inc. "C"	1,150	484,046
Hewlett Packard Enterprise Co.	3,300	142,032
NetApp, Inc.	550	95,860
Sandisk Corp.*	310	525,444
Seagate Technology Holdings PLC	500	439,900
Western Digital Corp.	800	424,968
		8,733,851
Materials 1.0%
Chemicals 0.5%
Corteva, Inc.	1,691	132,372
Ecolab, Inc.	448	114,688
Linde PLC	390	194,099
PPG Industries, Inc.	640	72,307
		513,466
Metals & Mining 0.5%
Freeport-McMoRan, Inc.	3,570	234,584
Newmont Corp.	2,626	288,361
		522,945
Real Estate 0.2%
Real Estate Management & Development 0.1%
CBRE Group, Inc. "A"*	900	112,536
CoStar Group, Inc.*	1,100	35,420
		147,956
Specialized REITs 0.1%
American Tower Corp.	280	52,349

Utilities 3.9%
Electric Utilities 2.7%
Alliant Energy Corp.	495	35,447
American Electric Power Co., Inc.	1,824	231,046
Constellation Energy Corp.	1,115	320,841
Duke Energy Corp.	2,638	323,762
Edison International	892	62,386
Entergy Corp.	1,550	169,028
Evergy, Inc.	626	51,357
Eversource Energy	752	51,339
Exelon Corp.	3,687	168,275
FirstEnergy Corp.	1,849	85,775
NextEra Energy, Inc.	5,976	519,972
NRG Energy, Inc.	453	60,738
PG&E Corp.	4,800	78,432
Pinnacle West Capital Corp.	400	39,896
PPL Corp.	1,337	47,316
Southern Co.	4,080	375,564
Xcel Energy, Inc.	2,032	161,544
		2,782,718
Gas Utilities 0.1%
Atmos Energy Corp.	271	45,834
Independent Power & Renewable Electricity Producers 0.2%
Vistra Corp.	1,050	168,242
Multi-Utilities 0.9%
Ameren Corp.	830	89,615
CenterPoint Energy, Inc.	1,400	59,164
CMS Energy Corp.	1,100	79,827
Consolidated Edison, Inc.	750	79,223
Dominion Energy, Inc.	2,450	164,003
DTE Energy Co.	650	92,866
Public Service Enterprise Group, Inc.	1,750	137,637
Sempra	2,800	249,564
		951,899
Total Common Stocks (Cost $59,352,786)		101,039,604

Rights 0.0%
Health Care
Hologic, Inc.,* (b) (Cost $9)	861	9

Exchange-Traded Funds 0.4%
State Street Energy Select Sector SPDR ETF (a) (Cost $244,114)	7,344	413,394

Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.51% (c) (d) (Cost $24,375)	24,375	24,375

Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 3.62% (c) (Cost $510,817)	510,817	510,817

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $60,132,101)	100.0	101,988,199
Other Assets and Liabilities, Net	(0.0)	(20,816)
Net Assets	100.0	101,967,383
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2026 are as follows:
Value ($) at 8/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2026	Value ($) at 5/31/2026
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.51% (c) (d)
—	24,375 (e)	—	—	—	122	—	24,375	24,375
Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 3.62% (c)
6,626,680	8,099,565	14,215,428	—	—	39,282	—	510,817	510,817
6,626,680	8,123,940	14,215,428	—	—	39,404	—	535,192	535,192

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at May 31, 2026 amounted to $751,673, which is 0.7% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $752,024.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2026.

REIT: Real Estate Investment Trust
SPDR: Standard & Poor's Depositary Receipt
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2026 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$101,039,604	$—	$—	$101,039,604
Rights	—	—	9	9
Exchange-Traded Funds	413,394	—	—	413,394
Short-Term Investments (a)	535,192	—	—	535,192
Total	$101,988,190	$—	$9	$101,988,199

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
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